OMB Approval
OMB 3235-0330

Report for six month period ending:
             or fiscal year ending:  12/31/00

Is  this  an  amendment  to a previous  filing?   (Y/N)
N

Those items or sub-items with a box "/Z/" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:

          First Fortis Life Insurance Company
          Separate Account A

     B. File Number: 811-8154

     C. Telephone Number:  800-745-7100

2.   A. Street:  308 Maltbie Street, Suite 200
     B. City:       Syracuse
     C. State:      New York  Zip Code:  13220

3.     Is  this  the  first  filing  on  this  form  by
Registrant?    (Y/N)     N

4.     Is  this  the  last  filing  on  this  form   by
Registrant?    (Y/N)     N

5.    Is Registrant a small business investment company
("SBIC")?  (Y/N)    N

6.   Is Registrant a unit investment trust? (UIT)?
     (Y/N)     Y
     [If  the  answer if "Y" (Yes) complete only  items
111 through
     132]
7.    A.   Is Registrant a series or multiple portfolio
company?
          (Y/N)
     [If answer is "N" (No), go to item 8]
     B. How many separate series or portfolios did Registrant have at the end of the period?

SCREEN NUMBER: 01

UNIT INVESTMENT TRUSTS

111.  A.  /Z/     Depositor  Name:  First  Fortis  Life
Insurance Co.
     B. /Z/    File Number (If any)
     C. /Z/    City: Syracuse      State: NY
               Zip Code: 13220

112.   A.  /Z/     Sponsor  Name:  First  Fortis   Life
Insurance Co.
     B. /Z/    File Number:
     C. /Z/    City: Syracuse      State: NY
               Zip Code 13220

113. A. /Z/    Trustee Name:
     B. /Z/    City                State     Zip

114. A. /Z/    Principal Underwriter Name:
               Fortis Investors, Inc.
     B. /Z/    File Number:   8-13846

     C. /Z/    City:  Woodbury     State: MN Zip: 55125

115. A. /Z/    Independent Public Accountant Name:
               PricewaterhouseCoopers LLP
     B.  /Z/     City: Minneapolis   State:  MN     Zip
55402

116.  A.  /Z/     Is  Registrant part of  a  family  of
Investment
               companies?     (Y/N)  Y

     B. /Z/    Identify the family in 10 letters:
                  F O R T I S F U N D

(Note: In filing this form, use this identification consistently for all investment companies in family.
This designation is for purposes of this form only.)

117. A. /Z/    Is Registrant a separate account of an
     insurance
               company?       (Y/N)  Y
     If answer is "Y" (Yes), are any of the following types of
     contracts funded by the Registrant:

     B. /Z/    Variable annuity contracts? (Y/N)  Y

     C. /Z/    Scheduled premium variable life
               contracts?  (Y/N)   N

     D. /Z/    Flexible premium variable life
               contracts? (Y/N)    N

     E. /Z/    Other types of insurance products
               registered under the Securities Act of
               1993? (Y/N)    N

118. /Z/ State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.1

119.      /Z/  State the number of new series for which
          registration statements under the Securities
          Ace of 1933 became effective during the
          period.   0

120.      /Z/  State the total value of the portfolio
          securities on the date of deposit for the new
          series included in item 119.  0

121.      /Z/  State the number of series for which a
          current prospectus was in existence at the
          end of the period.  1
122.      /Z/  State the number of existing series for
          which additional units were registered under
          the Securities Act of 1933 during the current
          period.   1

123.      /Z/  State the total value of the additional
          units considered in answering item 122
          ($000's omitted)         $0

124.      /Z.  State the total value of units of prior
          series that were placed in the portfolios of
          subsequent series during the current period
          (the value of these units is  to be measured
          on the date they were placed in the
          subsequent series) ($000's omitted).    $0

125.      /Z/  State the total dollar amount of sales
          loads collected (before reallowances to other
          brokers or dealers) by Registrant's principal
          underwriter and any underwriter which is an
          affiliated person of the principal
          underwriter during the current period solely
          from the sale of units of all series of
          Registration ($000's omitted).     $798

126.      /Z/  Of the amount shown in item 125, state
          the total dollar amount of sales loads
          collected from secondary market operations in
          Registrant's units (include the sales loads,
          if any, collected on units of a prior series
          placed in the portfolio of a subsequent
          series.) ($000's omitted)     $0

127.      /Z/  List opposite the appropriate
          description before the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distribution made by each such group of series during the current period (excluding distributions of realized gains, if any):

     A.   U.S. Treasury direct issue
     B.   U.S. Government agency
     C.   State and municipal tax-free
     D.   Public utility debt
     E.   Brokers or dealers debt or debt
          of brokers' or dealers' parent
     F.   All other corporate inter. & long
          term debt
     G.   All other corporate short term debt
     H.   Equity securities of brokers or
          dealers or parents of brokers
          or dealers
     I.   Investment company equity securities



     J.   All other equity securities
          Number of series investing    1
          Total Assets ($000,000)       $70
          Total Income Distributions
               ($000,000s omitted)      $6
K. Other securities

L. Total assets of all series of Registrant  $70

128. /Z/ Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
          N

          [If answer is "N" (No), go to item 131]

129.      /Z/  Is the issuer of any instrument
          identified in item 128 delinquent or in
          default as to payment of principal or
          interest at the end of the current period?
          (Y/N)     N

          [If answer is "N" (No), go to item 131]

130. /Z/ In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
          N

131.      /Z/  Total expenses incurred by all series of
          Registrant during the current reporting
          period ($000's omitted)  $693

132.      /Z/  List the "811" (Investment Company Act
          of 1940) registration number for all series
          or Registration that are being included in
          this filing:        None

This report is signed on behalf of the registrant (or depositor or trustee in the City of Woodbury and State of Minnesota on the 28th day of February 2001.

First Fortis Life Insurance Company
(Name of Registrant)


            /s/ Barbara R. Hege
By:            Barbara R. Hege
Title:    Chief Financial Officer


Witness:  /s/ Douglas R. Lowe
          Douglas R. Lowe
          Vice President &
          Associate General Counsel